Geographic areas and major customers (Sales to Single Customers Exceeding 10% of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Sales	$ 150,582	$ 128,460	$ 107,398
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales	22,926	19,184	12,278
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales	8,519	7,788	13,468
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales	$ 5,965	$ 7,689	$ 13,328